Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	2.7. Earnings per share

Accounting policies
Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares. Potential ordinary shares are excluded from the calculation of diluted earnings per share when they are determined to be antidilutive.

EURm	2024	2023	2022
Profit or loss attributable to equity holders of the parent
Continuing operations	1 704	635	4 193
Discontinued operations	(427)	30	57
Profit for the year	1 277	665	4 250

Number of shares (000s)
Weighted average number of shares outstanding	5 475 817	5 549 468	5 614 182
Effect of potentially dilutive shares
Performance shares	1 118	8 190	46 187
Restricted shares and other(1)	53 668	28 265	9 651
Total effect of potentially dilutive shares	54 786	36 455	55 838
Adjusted weighted average number of shares	5 530 603	5 585 923	5 670 020
(1) Includes the matching shares related to the employee share purchase plan.

Earnings per share, EUR
Basic earnings per share
Continuing operations	0.31	0.11	0.75
Discontinued operations	(0.08)	0.01	0.01
Profit for the year	0.23	0.12	0.76
Diluted earnings per share
Continuing operations	0.31	0.11	0.74
Discontinued operations	(0.08)	0.01	0.01
Profit for the year	0.23	0.12	0.75